OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 13, 2012
Mark-to-market swaps valuation:
Deferred drydocking, operating cost and charterhire revenue	$ 9,514		$ 7,724
Deferred tax benefit arising on intra-group transfer of long-term assets (see note 30)	3,487		3,487
Provision in relation to Golar Viking claim (see note 38)	13,848		0
Other	1,134		571
Other current liabilities	46,923		23,912
Swap | Interest rate swap
Mark-to-market swaps valuation:
Mark-to-market interest rate swaps valuation (see note 35)	3,038		11,401
Swap | Currency swap
Mark-to-market swaps valuation:
Mark-to-market interest rate swaps valuation (see note 35)	0		729
Swap | Equity Swap
Mark-to-market swaps valuation:
Mark-to-market interest rate swaps valuation (see note 35)	13,656		0
Golar LNG Partners
Mark-to-market swaps valuation:
Guarantees issued to Golar Partners (see note 6)	$ 2,246	[1]	$ 0	[1]	$ 23,266	[1]

[1]	GuaranteesIn accordance with accounting guidance, the guarantees issued in respect of Golar Partners and its subsidiaries were fair valued as of the deconsolidation date of December 13, 2012. As of December 13, 2012, the fair value of the guarantees amounted to a liability of $23.3 million which is recorded in "Other long-term liabilities" and comprises of the following items:(in thousands of $) As of December 13, 2012 Debt guarantees 4,548Golar Grand Option 7,217Methane Princess tax lease indemnity 11,500 23,265The debt guarantees we issued to third party banks were in respect of certain secured debt facilities relating to Golar Partners and its subsidiaries. The liability is being amortized over the remaining term of the respective debt facilities with the credit being recognized in "Other financial items".The Golar Grand Option was issued in connection with the disposal of the Golar Grand to Golar Partners in November 2012. The fair value of the Golar Grand Option was determined by discounting the difference between the guaranteed charter rate per the Option agreement less the estimated market rate at the end of the initial lease term (See note 36).The Methane Princess tax lease indemnity of $11.5 million was based on the termination sum as of December 13, 2012, less the associated security deposit, but factoring in the timing and likelihood of an early termination (see note 36).